OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Long Term Liabilities [Abstract]
Schedule of breakdown of other long-term liabilities
	December 31, 2024	December 31, 2023
Liability for IIA Royalties (see Note 15(b) below)	774	1,196
Alta settlement (see note 18)	-	300
	774	1,496

Schedule of reconciliation of changes in liability for royalties payable
	December 31, 2024	December 31, 2023

As of January 1	1,196	1,107
Principal Payments	-	(11)
Amounts recognized as an offset from research and development expenses	-	(113)
Revaluation of the liability	(422)	213
As of December 31,	774	1,196